Segment Reporting - Summary of Revenue by Group's Reportable Segments (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 72,644	$ 56,991
Cost of goods sold	(79,689)	(53,457)
Net (loss)	(7,045)	3,534
Hardware
Segment Reporting Information [Line Items]
Revenue	68,167	54,581
Cost of goods sold	(77,919)	(51,495)
Net (loss)	(9,752)	3,086
Service And Maintenance
Segment Reporting Information [Line Items]
Revenue	4,376	2,405
Cost of goods sold	(1,770)	(1,962)
Net (loss)	2,606	443
Software Revenue
Segment Reporting Information [Line Items]
Revenue	101	5
Cost of goods sold	0	0
Net (loss)	101	5
Stand Alone | Hardware
Segment Reporting Information [Line Items]
Revenue	47,576	36,498
Cost of goods sold	(53,264)	(34,033)
Net (loss)	(5,688)	2,465
Distributed Chargers | Hardware
Segment Reporting Information [Line Items]
Revenue	18,408	17,732
Cost of goods sold	(21,729)	(17,260)
Net (loss)	(3,321)	472
Other | Hardware
Segment Reporting Information [Line Items]
Revenue	2,183	351
Cost of goods sold	(2,926)	(202)
Net (loss)	$ (743)	$ 149